Qualitative and Quantitative Information of Financial Risks - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Contract	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency exchange gain (loss)	€ 9,484	€ (9,921)	€ 859
Trade receivables	302,655	308,425
Trade receivables not overdue	246,281
Trade receivables overdue	56,374
Allowance for doubtful accounts	€ 6,704	6,656
Number of contract in place | Contract	0
Overdue Within 90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	€ 45,347
Overdue Between 90 and 180 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	1,733
Overdue Between 181 and 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	3,758
Overdue Beyond 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	5,536
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount	412,502	€ 378,316
Variable Rate Loans	311,100
Interest Rate Risk | IRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount	€ 190,700